Loan Receivable from Third Parties (Tables)	12 Months Ended
Dec. 31, 2024
Loan Receivable from Third Parties [Abstract]
Schedule of Loan Receivable From Third Parties
	As of December 31, 2024	As of December 31, 2023
Loan receivable from third parties, current	—	75,797
Loan receivable from third parties, non current	443,787	98,560
Total	$443,787	$174,357